Condensed Financial Information of Registrant - Condensed Statements of Comprehensive Income (Loss) (Parent Company Only) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Income of equity method investments	$ 354	$ 190	$ 239
Operating expenses	(1,356)	(777)	(411)
Interest expense	(362)	(249)	(104)
Other comprehensive income (loss)	324	403	(446)
Comprehensive income	1,571	1,200	55
Corporate borrowings
Condensed Income Statements, Captions [Line Items]
Income of equity method investments	1,230	806	507
Operating expenses	(16)	(10)	(8)
Interest expense	0	0	0
Net income	1,214	796	499
Other comprehensive income (loss)	324	403	(446)
Comprehensive income	$ 1,538	$ 1,199	$ 53